Shareholder Fees - ETF Shares - Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares	Dec. 22, 2020 USD ($)
Shareholder Fees:
Transaction Fee on Purchases and Sales	none
Transaction Fee on Reinvested Dividends	none
Transaction Fee on Conversion to ETF Shares	none